RELATED PARTY TRANSACTIONS - Schedule of Consolidated Balance Sheets (Details) - Related Party - Spiegel Venture and Nebula - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Accounts receivable	$ 248	$ 811
Accounts payable	0	374
Accrued expenses and other liabilities	$ 8	$ 0